Portfolio of investments—October 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.47%
Communication services: 3.96%
Interactive media & services: 3.96%
Alphabet, Inc. Class C	305,216	$52,707,751
Consumer discretionary: 5.24%
Automobiles: 2.90%
General Motors Co.	760,322	38,593,945
Household durables: 1.18%
D.R. Horton, Inc.	92,647	15,657,343
Textiles, apparel & luxury goods: 1.16%
NIKE, Inc. Class B	200,735	15,482,690
Consumer staples: 8.67%
Beverages: 1.85%
Keurig Dr Pepper, Inc.	747,330	24,624,523
Consumer staples distribution & retail : 1.69%
Walmart, Inc.	274,649	22,507,486
Food products: 2.41%
Mondelez International, Inc. Class A	467,860	32,039,053
Personal care products: 2.72%
Unilever PLC ADR	593,333	36,139,913
Energy: 6.62%
Oil, gas & consumable fuels: 6.62%
ConocoPhillips	274,386	30,056,243
EOG Resources, Inc.	182,091	22,207,818
Exxon Mobil Corp.	306,639	35,809,302
		88,073,363
Financials: 21.21%
Banks: 9.51%
Bank of America Corp.	948,812	39,679,318
Citigroup, Inc.	740,386	47,510,569
JPMorgan Chase & Co.	177,415	39,371,937
		126,561,824
Capital markets: 3.15%
Intercontinental Exchange, Inc.	268,887	41,911,417
Financial services: 6.33%
Berkshire Hathaway, Inc. Class B†	106,207	47,890,860
Fiserv, Inc.†	183,639	36,342,158
		84,233,018
Insurance: 2.22%
American International Group, Inc.	388,612	29,487,879
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 1

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Health care: 13.45%
Biotechnology: 1.67%
Vertex Pharmaceuticals, Inc.†	46,694	$22,225,410
Health care equipment & supplies: 2.66%
Medtronic PLC	396,025	35,345,231
Health care providers & services: 6.63%
Cigna Group	107,553	33,858,760
Humana, Inc.	57,914	14,931,967
Labcorp Holdings, Inc.	172,953	39,479,981
		88,270,708
Life sciences tools & services: 0.63%
ICON PLC†	37,859	8,408,863
Pharmaceuticals: 1.86%
Merck & Co., Inc.	241,842	24,745,273
Industrials: 16.43%
Aerospace & defense: 4.01%
L3Harris Technologies, Inc.	96,420	23,861,057
RTX Corp.	243,559	29,468,204
		53,329,261
Commercial services & supplies: 1.13%
Waste Management, Inc.	69,250	14,947,612
Ground transportation: 3.74%
Canadian Pacific Kansas City Ltd.	645,441	49,802,228
Industrial conglomerates: 2.31%
3M Co.	59,028	7,583,327
Honeywell International, Inc.	112,625	23,164,710
		30,748,037
Machinery: 1.11%
Caterpillar, Inc.	39,246	14,764,345
Trading companies & distributors: 4.13%
AerCap Holdings NV	481,374	45,032,538
Air Lease Corp. Class A	224,183	9,942,516
		54,975,054
Information technology: 10.38%
IT services: 4.24%
Accenture PLC Class A	89,496	30,860,011
International Business Machines Corp.	123,525	25,535,088
		56,395,099
Semiconductors & semiconductor equipment: 2.65%
NXP Semiconductors NV	150,621	35,320,625
See accompanying notes to portfolio of investments
2 | Allspring Special Large Cap Value Fund

Portfolio of investments—October 31, 2024 (unaudited)

	Shares	Value
Software: 3.49%
Cadence Design Systems, Inc.†	74,025	$20,439,783
Microsoft Corp.	63,895	25,963,733
		46,403,516
Materials: 4.10%
Chemicals: 2.94%
CF Industries Holdings, Inc.	328,358	27,000,878
Sherwin-Williams Co.	33,926	12,171,631
		39,172,509
Construction materials: 1.16%
Vulcan Materials Co.	56,379	15,443,900
Real estate: 5.39%
Real estate management & development: 3.55%
CBRE Group, Inc. Class A†	360,711	47,242,320
Specialized REITs : 1.84%
Public Storage	74,352	24,466,269
Utilities: 3.02%
Electric utilities: 3.02%
NextEra Energy, Inc.	507,657	40,231,817
Total common stocks (Cost $946,989,800)		1,310,258,282

		Yield
Short-term investments: 1.58%
Investment companies: 1.58%
Allspring Government Money Market Fund Select Class♠∞		4.78%	21,089,615	21,089,615
Total short-term investments (Cost $21,089,615)				21,089,615
Total investments in securities (Cost $968,079,415)	100.05%			1,331,347,897
Other assets and liabilities, net	(0.05)			(708,871)
Total net assets	100.00%			$1,330,639,026

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
Allspring Special Large Cap Value Fund | 3

Portfolio of investments—October 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,272,868	$43,674,168	$(39,857,421)	$0	$0	$21,089,615	21,089,615	$234,483
See accompanying notes to portfolio of investments
4 | Allspring Special Large Cap Value Fund

Notes to portfolio of investments—October 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Special Large Cap Value Fund | 5

Notes to portfolio of investments—October 31, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of October 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$52,707,751	$0	$0	$52,707,751
Consumer discretionary	69,733,978	0	0	69,733,978
Consumer staples	115,310,975	0	0	115,310,975
Energy	88,073,363	0	0	88,073,363
Financials	282,194,138	0	0	282,194,138
Health care	178,995,485	0	0	178,995,485
Industrials	218,566,537	0	0	218,566,537
Information technology	138,119,240	0	0	138,119,240
Materials	54,616,409	0	0	54,616,409
Real estate	71,708,589	0	0	71,708,589
Utilities	40,231,817	0	0	40,231,817
Short-term investments
Investment companies	21,089,615	0	0	21,089,615
Total assets	$1,331,347,897	$0	$0	$1,331,347,897
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At October 31, 2024, the Fund did not have any transfers into/out of Level 3.
6 | Allspring Special Large Cap Value Fund